Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	₩ (233,349)	₩ 404,945
Business combination	2,858	(343,581)
Profit or loss	(126,499)	(151,869)
Other comprehensive income (loss)	(7,321)	(142,844)	₩ (11,600)
Ending balance	(364,311)	(233,349)	404,945
Temporary Difference
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(553,360)	37,501
Business combination	2,858	(343,581)
Profit or loss	(90,555)	(104,436)
Other comprehensive income (loss)	(7,321)	(142,844)
Ending balance	(648,378)	(553,360)	37,501
Unearned income
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(331,679)	(255,336)
Business combination	0	(62,077)
Profit or loss	3,401	(14,266)
Other comprehensive income (loss)	0	0
Ending balance	(328,278)	(331,679)	(255,336)
Account receivable
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(26,324)	(24,139)
Business combination	0	0
Profit or loss	(2,754)	(2,185)
Other comprehensive income (loss)	0	0
Ending balance	(29,078)	(26,324)	(24,139)
Financial assets measured at fair value
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(101,577)	225,635
Business combination	1,750	(544,733)
Profit or loss	(28,950)	404,519
Other comprehensive income (loss)	(13,308)	(186,998)
Ending balance	(142,085)	(101,577)	225,635
Investment in associates
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	18,758	24,743
Business combination	0	0
Profit or loss	144,390	(5,937)
Other comprehensive income (loss)	(1,878)	(48)
Ending balance	161,270	18,758	24,743
Valuation and depreciation of property and equipment
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(151,046)	(161,996)
Business combination	7	0
Profit or loss	253	10,950
Other comprehensive income (loss)	0	0
Ending balance	(150,786)	(151,046)	(161,996)
Derivatives
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	21,005	111,751
Business combination	0	(1,132)
Profit or loss	(80,357)	(97,147)
Other comprehensive income (loss)	3,762	7,533
Ending balance	(55,590)	21,005	111,751
Deposits
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	30,641	28,036
Business combination	0	0
Profit or loss	(3,009)	2,605
Other comprehensive income (loss)	0	0
Ending balance	27,632	30,641	28,036
Accrued expenses
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	145,494	132,689
Business combination	441	15,298
Profit or loss	(5,071)	(2,493)
Other comprehensive income (loss)	0	0
Ending balance	140,864	145,494	132,689
Defined benefit obligation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	506,132	447,658
Business combination	209	4,805
Profit or loss	39,072	33,321
Other comprehensive income (loss)	(6,759)	20,348
Ending balance	538,654	506,132	447,658
Plan assets
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(507,140)	(446,323)
Business combination	0	(4,610)
Profit or loss	(47,934)	(57,165)
Other comprehensive income (loss)	1,167	958
Ending balance	(553,907)	(507,140)	(446,323)
Other provisions
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	213,055	194,475
Business combination	0	2,283
Profit or loss	99,223	16,297
Other comprehensive income (loss)	0	0
Ending balance	312,278	213,055	194,475
Allowance for acceptances and guarantees
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	80,014	29,157
Business combination	0	42,234
Profit or loss	8,036	8,623
Other comprehensive income (loss)	0	0
Ending balance	88,050	80,014	29,157
Allowance related to asset revaluation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(49,713)	(49,713)
Business combination	0	0
Profit or loss	0	0
Other comprehensive income (loss)	0	0
Ending balance	(49,713)	(49,713)	(49,713)
Allowance for expensing depreciation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(401)	(465)
Business combination	0	0
Profit or loss	64	64
Other comprehensive income (loss)	0	0
Ending balance	(337)	(401)	(465)
Deemed dividend
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	0	0
Business combination	0	0
Profit or loss	0	0
Other comprehensive income (loss)	0	0
Ending balance	0	0	0
Accrued contributions
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	36,818	21,711
Business combination	0	0
Profit or loss	(20,200)	15,107
Other comprehensive income (loss)	0	0
Ending balance	16,618	36,818	21,711
Financial instruments designated at fair value through profit of loss
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	42,817	(87,408)
Business combination	0	0
Profit or loss	(71,043)	130,225
Other comprehensive income (loss)	0	0
Ending balance	(28,226)	42,817	(87,408)
Allowances
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	38,068	48,784
Business combination	0	0
Profit or loss	185,583	(10,716)
Other comprehensive income (loss)	0	0
Ending balance	223,651	38,068	48,784
Fictitious dividend
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	1,341	1,325
Business combination	0	0
Profit or loss	14,950	16
Other comprehensive income (loss)	0	0
Ending balance	16,291	1,341	1,325
Liability under insurance contracts
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	24,147	22,593
Business combination	0	0
Profit or loss	(22,408)	1,554
Other comprehensive income (loss)	0	0
Ending balance	1,739	24,147	22,593
Deficit carried over
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	0	0
Business combination	0	0
Profit or loss	311	0
Other comprehensive income (loss)	0	0
Ending balance	311	0	0
Other
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(543,770)	(225,676)
Business combination	451	204,351
Profit or loss	(304,112)	(537,808)
Other comprehensive income (loss)	9,695	15,363
Ending balance	(837,736)	(543,770)	(225,676)
Expired unused tax losses
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	320,011	367,444
Business combination	0	0
Profit or loss	(35,944)	(47,433)
Other comprehensive income (loss)	0	0
Ending balance	284,067	320,011	367,444
Extinguishment of deposit and insurance liabilities
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	320,011	367,444
Business combination	0	0
Profit or loss	(35,944)	(47,433)
Other comprehensive income (loss)	0	0
Ending balance	₩ 284,067	₩ 320,011	₩ 367,444